Significant Accounting Policies (Details) - Schedule of net revenue segregated by geographic regions - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) - Schedule of net revenue segregated by geographic regions [Line Items]
Total	$ 20,283,245	$ 21,713,138	$ 11,158,820
PRC [Member]
Significant Accounting Policies (Details) - Schedule of net revenue segregated by geographic regions [Line Items]
Total	15,285,549	16,844,113	7,860,794
Overseas [Member]
Significant Accounting Policies (Details) - Schedule of net revenue segregated by geographic regions [Line Items]
Total	$ 4,997,696	$ 4,869,025	$ 3,298,026